Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nicholas Equity Income Fund, Inc.
Entity Central Index Key	0000913131
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Equity Income Fund, Inc.
Class Name	Nicholas Equity Income Fund, Inc.
Trading Symbol	NSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas Equity Income Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Nicholas Equity Income Fund	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended March 31, 2025, the Fund returned 2.88%.

Positioning

The Fund is typically exposed to what we believe are more stable dividend-paying growth companies compared to its benchmark, the Standard & Poor's 500 Index. With this positioning, which we think tends to favor predictability of earnings and cash flow over the absolute level of growth of same, the Fund returns generally lag the Index in strong up markets or narrow breadth environments due to a few large benchmark weights, many of which do not pay dividends, so are excluded from consideration by the Fund. This was the case over the last fiscal year.

Performance

The Fund posted a positive return during the period, while underperforming relative to its benchmark. Overall equity market returns were positive due to reasonably strong earnings growth, a stable employment picture and the anticipation of an accommodative Federal Reserve, which eased its Fed Funds Target Rate by 100 basis points over the course of the year. Despite the tariff-induced turmoil in the latter stages of the fiscal year, there were sectors of the market that performed quite well during this period. This included two sectors, Communication Services and Information Technology, where the Fund held smaller weights than its benchmark, resulting in a negative impact to relative performance over the fiscal year.

What factors influenced performance?

The fiscal year was marked by relatively strong equity performance. With the Fed reducing short-term interest rates during the fiscal year, two of the most interest rate-sensitive sectors, financials and utilities, led performance within the S&P 500 Index, up 20.18% and 23.87%, respectively. The Fund benefitted from its utilities exposure for the year. The Fund did face a performance headwind from the strength of the so-called "Magnificent 7" stocks, many of which do not offer dividend-paying policies or yields that the Fund finds attractive, leading to an underweight exposure relative to the benchmark in all these names

Top Contributors:

The largest contributors to the Fund's performance were positive stock selection within the health care sector and overweight position within the utilities sector.

Individual name contributors (portfolio contribution to return basis):

  JPMorgan Chase & Co. (JPM)

  Philip Morris International (PM)

  CMS Energy Corporation (CMS)

Top Detractors:

Negative security selection within the consumer staples and industrials sectors detracted from the Fund's performance.

Individual name detractors (portfolio contribution to return basis):

  Microchip Technology Inc. (MCHP)

  Target Corporation (TGT)

  Merck & Co. (MRK)

Investment approaches cycle in and out of favor, and a focus on quality dividend-paying businesses with sustainable competitive advantages while remaining cognizant of valuations has been out of favor since the market bottom of October 2022 as volatility, until very recently, has been limited. The investment team remains focused on owning what we believe are high-quality dividend-paying companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, operated by responsible management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and are no guarantee of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns As of March 31, 2025
	1 Year	5 Year	10 Year
Nicholas Equity Income Fund, Inc.	2.88%	13.88%	8.17%
Standard & Poor's 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The investment return and principal value of the an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 449,842,169
Holdings Count | shares	59
Advisory Fees Paid, Amount	$ 2,865,648
Investment Company, Portfolio Turnover	28.42%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of March 31, 2025
Net Assets	$449,842,169
Number of Portfolio Holdings	59
Portfolio Turnover Rate	28.42%
Total Advisory Fees Paid	$2,865,648

Holdings [Text Block]
Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
Microsoft Corporation	3.17%
Chevron Corporation	2.97%
CMS Energy Corporation	2.79%
Abbott Laboratories	2.71%
AstraZeneca PLC Sponsored ADR	2.50%
TJX Companies Inc	2.41%
Analog Devices, Inc.	2.37%
Charles Schwab Corp	2.37%
JPMorgan Chase & Co.	2.22%
International Business Machines Corporation	2.13%
Total of top ten	25.64%
Sector Diversification (As a Percentage of Total Investments)
As of March 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
Microsoft Corporation	3.17%
Chevron Corporation	2.97%
CMS Energy Corporation	2.79%
Abbott Laboratories	2.71%
AstraZeneca PLC Sponsored ADR	2.50%
TJX Companies Inc	2.41%
Analog Devices, Inc.	2.37%
Charles Schwab Corp	2.37%
JPMorgan Chase & Co.	2.22%
International Business Machines Corporation	2.13%
Total of top ten	25.64%